Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 01, 2024
C000246534
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes Total Return Bond ETF at NAV
Account Value	$ 10,699	$ 10,553	$ 10,274	$ 10,615	$ 10,071	$ 10,041	$ 10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,586	10,460	10,177	10,498	9,980	9,973	10,000
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Account Value	$ 10,674	10,527	10,254	10,542	10,021	10,002	10,000
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 10,652	$ 10,508	$ 10,235	$ 10,536	$ 10,022	$ 9,995	$ 10,000